Other Long-term Liabilities	12 Months Ended
Dec. 31, 2024
Other Long-Term Liabilities [Abstract]
Other Long-term Liabilities

Note 13 - Other Long-term Liabilities

	December 31	December 31
	2024	2023
	€ in thousands
Other liabilities (1)	873	793
Liabilities for employee’s benefits	66	62

	939	855

(1)	Represents the portion of the consideration on account of the acquisition of rights in the Manara PSP which is required to be paid upon fulfillment of conditions and milestones that will not be met before December 31, 2025. See Note 6B.